Cash, Cash Equivalents and Restricted Cash (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Cash, Cash Equivalents and Restricted Cash [Abstract}
Number of PRC individual financial institutions	1	1
Percentage of excess cash balances	10.00%
Percentage bank deposits collectively accounted	73.00%	84.40%
Percentage cash balances collectively accounted	3.88%	0.86%
Restricted cash (in Yuan Renminbi)	¥ 183,007,100	¥ 768,186,638